BLACKROCK ALLOCATION TARGET SHARES

BATS: Series V Portfolio

(the “Fund”)

Supplement dated October 15, 2024 (the “Supplement”)

to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information,

each dated July 29, 2024, as supplemented to date

The following changes are made to the Fund’s Summary Prospectus, Prospectus, and SAI as applicable:

The section of the Summary Prospectus entitled “Key Facts About BATS: Series V Portfolio — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BATS: Series V Portfolio — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Kristi Manidis	2021	Director of BlackRock, Inc.
Kevin Maloney, CFA	2024	Director of BlackRock, Inc.
Alicia De Lorenzo	2024	Vice President of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests —BATS: Series V Portfolio — About the Portfolio Management of the BATS: Series V Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE BATS: SERIES V PORTFOLIO
The BATS: Series V Portfolio is managed by a team of financial professionals. Kristi Manidis, Kevin Maloney, CFA and Alicia De Lorenzo are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BATS: Series V Portfolio” is deleted in its entirety and replaced with the following:

BATS: Series V Portfolio

The BATS: Series V Portfolio is managed by a team of financial professionals. Kristi Manidis, Kevin Maloney, CFA and Alicia De Lorenzo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kristi Manidis	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Director of BlackRock, Inc. since 2016.
Kevin Maloney, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Director of BlackRock, Inc. since 2021.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alicia De Lorenzo	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Vice President of BlackRock, Inc. since 2020; Associate of BlackRock Inc. from 2014 to 2019.

The section of the Statement of Additional Information entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Information Regarding the Portfolio Managers

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the BATS: Series A Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2024.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Ibrahim Incoglu	7 $2.52 Billion	52 $2.89 Billion	12 $7.02 Billion	0 $0	2 $315.49 Million	0 $0
Samir Lakhani	7 $4.26 Billion	12 $4.81 Billion	10 $10.31 Billion	0 $0	1 $299.64 Million	0 $0

The following table sets forth information about funds and accounts other than the BATS: Series C Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2024.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Daniel Chen, CFA	6 $885.07 Million	13 $3.25 Billion	63 $33.68 Billion	0 $0	0 $0	4 $832.01 Million
Michael Heilbronn	2 $1.51 Billion	0 $0	28 $828.90 Million	0 $0	0 $0	0 $0

The following table sets forth information about funds and accounts other than the BATS: Series E Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2024.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kevin Maloney, CFA	39 $39.98 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Ryan McDonald, CFA	5 $9.07 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Walter O’Connor, CFA	32 $31.43 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Phillip Soccio, CFA	34 $28.70 Billion	0 $0	0 $0	0 $0	0 $0	0 $0

The following table sets forth information about funds and accounts other than the BATS: Series M Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2024.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Akiva Dickstein	20 $21.56 Billion	24 $7.84 Billion	218 $85.24 Billion	0 $0	0 $0	4 $1.00 Billion
Michael Heilbronn	2 $819.26 Million	0 $0	22 $739.65 Million	0 $0	0 $0	0 $0
Matthew Kraeger	4 $1.25 Billion	7 $2.34 Billion	22 $19.53 Billion	0 $0	0 $0	4 $5.36 Billion

The following table sets forth information about funds and accounts other than the BATS: Series P Portfolio for which the portfolio manager is primarily responsible for the day-to-day portfolio management as of March 31, 2024.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Scott MacLellan, CFA, CMT	12 $11.08 Billion	17 $3.43 Billion	134 $47.77 Billion	0 $0	2 $0	2 $919.78 Million

The following table sets forth information about funds and accounts other than the BATS: Series S Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2024.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael Heilbronn	2 $1.58 Billion	0 $0	22 $739.65 Million	0 $0	0 $0	0 $0
Scott MacLellan, CFA, CMT	12 $10.69 Billion	17 $3.43 Billion	134 $47.77 Billion	0 $0	2 $0	2 $919.78 Million

The following table sets forth information about funds and accounts other than the BATS: Series V Portfolio for which the portfolio manager is primarily responsible for the day-to-day portfolio management as of March 31, 2024 (except as otherwise noted).

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kristi Manidis	34 $19.11 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Kevin Maloney, CFA	39 $40.28 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Alicia De Lorenzo[1]	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

[1]	Information provided as of October 1, 2024.

Portfolio Manager Compensation Overview

The discussion below describes the compensation of each portfolio manager other than Ms. De Lorenzo as of March 31, 2024, and the compensation of Ms. De Lorenzo as of October 1, 2024.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5-year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Funds(s) Managed	Benchmarks
Akiva Dickstein	BATS: Series M Portfolio	A combination of market-based indices (e.g., Bloomberg U.S. Aggregate Index, Bloomberg U.S. Universal Index and Bloomberg Intermediate Aggregate Index), certain customized indices and certain fund industry peer groups.
Matthew Kraeger	BATS: Series M Portfolio	A combination of market-based indices (e.g., FTSE Mortgage Index, Bloomberg GNMA MBS Index), certain customized indices and certain fund industry peer groups.
Michael Heilbronn	BATS: Series C Portfolio BATS: Series M Portfolio BATS: Series S Portfolio	A combination of market-based indices (e.g., Bank of America Merrill Lynch U.S. Corporate & Government Index, 1-3 Years), certain customized indices and certain fund industry peer groups.
Daniel Chen, CFA	BATS: Series C Portfolio	Bloomberg U.S. Credit Index.
Scott MacLellan, CFA	BATS: Series P Portfolio BATS: Series S Portfolio	A combination of market-based indices (e.g., Bank of America Merrill Lynch U.S. Corporate & Government Index, 1-3 Years), certain customized indices and certain fund industry peer groups.
Walter O’Connor, CFA Phillip Soccio, CFA Ryan McDonald, CFA	BATS: Series E Portfolio	A combination of market-based indices (e.g., Bloomberg Municipal Bond Index), certain customized indices and certain fund industry peer groups.
Samir Lakhani	BATS: Series A Portfolio	A combination of market-based CMBS indices, certain customized indices and certain fund industry peer groups.
Ibrahim Incoglu	BATS: Series A Portfolio	No Benchmarks.
Kristi Manidis Alicia De Lorenzo	BATS: Series V Portfolio	A combination of market-based indices (e.g., Bloomberg Municipal Bond Index), certain customized indices and certain fund industry peer groups.
Kevin Maloney, CFA	BATS: Series E Portfolio BATS: Series V Portfolio	A combination of market-based indices (e.g., Bloomberg Municipal Bond Index), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($345,000 for 2024). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Beneficial Holdings

The following table sets forth the dollar range of equity securities in the Funds beneficially owned by each portfolio manager as of March 31, 2024:

Portfolio Managers	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Samir Lakhani	BATS: Series A Portfolio	None
Ibrahim Incoglu	BATS: Series A Portfolio	None
Daniel Chen, CFA	BATS: Series C Portfolio	None
Akiva Dickstein	BATS: Series M Portfolio	None
Matthew Kraeger	BATS: Series M Portfolio	None
Michael Heilbronn	BATS: Series C Portfolio BATS: Series M Portfolio BATS: Series S Portfolio	None None None

Portfolio Managers	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Scott MacLellan, CFA	BATS: Series P Portfolio BATS: Series S Portfolio	None None
Walter O’Connor, CFA	BATS: Series E Portfolio	None
Kevin Maloney, CFA	BATS: Series E Portfolio	None
	BATS: Series V Portfolio	None
Phillip Soccio, CFA	BATS: Series E Portfolio	None
Ryan McDonald, CFA	BATS: Series E Portfolio	None
Kristi Manidis	BATS: Series V Portfolio	None
Alicia De Lorenzo[1]	BATS: Series V Portfolio	None

[1]	Information provided as of October 1, 2024.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Funds, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Funds. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Funds. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Funds by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund. It should also be noted that Messrs. Chen, Dickstein, Incoglu, Kraeger, Lakhani and MacLellan may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Chen, Dickstein, Incoglu, Kraeger, Lakhani and MacLellan may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Shareholders should retain this Supplement for future reference.

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